UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Palo Alto Investors, LLC

Address:   470 University Avenue Palo Alto,
           CA 94301


Form 13F File Number: 28-10266


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Scott R. Smith
Title:  Chief Compliance Officer
Phone:  (650) 325-0772

Signature,  Place,  and  Date  of  Signing:

/s/ Scott R. Smith                 Palo Alto, CA                      5/15/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              41

Form 13F Information Table Value Total:  $      912,801
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMAG Pharmaceuticals, Inc.          COM            00163U106   22,415  1,407,063                               1,407,063      0    0
Abiomed Inc.                        COM            003654100   43,195  1,946,615                               1,946,615      0    0
Aegerion Pharmaceuticals Inc.       COM            00767E102    2,735    197,740                                 197,740      0    0
Align Technology, Inc.              COM            162551014      115      4,188                                   4,188      0    0
Alimera Sciences, Inc.              COM            016259103   10,816  3,181,272                               3,181,272      0    0
Amicus Therapeutics, Inc.           COM            03152W109   30,161  5,712,284                               5,712,284      0    0
ArthroCare Corp.                    COM            043136100   23,182    863,380                                 863,380      0    0
Auxilium Pharmaceuticals, Inc.      COM            05334D107   55,784  3,003,962                               3,003,962      0    0
Biomarin Pharmaceuticals, Inc       COM            09061G101   43,826  1,279,585                               1,279,585      0    0
Contango Oil & Gas Company          COM            21075n204    6,710    113,900                                 113,900      0    0
Cubist Pharmaceuticals, Inc.        COM            229678107   47,725  1,103,471                               1,103,471      0    0
Cyberonics, Inc.                    COM            23251P102  105,449  2,765,518                               2,765,518      0    0
Cytokinetics Inc.                   COM            23282W100      821    714,011                                 714,011      0    0
Dendreon Corp                       COM            24823Q107    4,345    407,800                                 407,800      0    0
EnerNoc, Inc.                       COM            292764107    5,976    830,000                                 830,000      0    0
Energy Recovery Inc.                COM            29270J100    6,362  2,766,281                               2,766,281      0    0
Insmed, Inc.                        COM            457669307      967    266,299                                 266,299      0    0
Intermune Inc.                      COM            45884X103   15,482  1,055,385                               1,055,385      0    0
Medicis Pharmaceutical Corp.        COM            584690309   58,249  1,549,600                               1,549,600      0    0
Medivation, Inc.                    COM            58501N101   10,763    144,041                                 144,041      0    0
Momenta Pharmaceuticals, Inc.       COM            60877T100   34,519  2,253,220                               2,253,220      0    0
Northern Oil and Gas Inc.           COM            665531109    7,101    342,395                                 342,395      0    0
NuVasive Inc.                       COM            670704105    2,817    167,285                                 167,285      0    0
NxStage Medical, Inc.               COM            67072V103    3,639    188,829                                 188,829      0    0
Onyx Pharmaceuticals, Inc.          COM            683399109   31,604    838,745                                 838,745      0    0
Orion Energy Systems                COM            686275108    2,380  1,000,050                               1,000,050      0    0
Protalix Biotherapeutics Inc.       COM            74365A101      907    142,393                                 142,393      0    0
QLT Inc.                            COM            2713599     10,511  1,501,510                               1,501,510      0    0
Questcor Pharmaceuticals, Inc.      COM            74835Y101   49,088  1,304,849                               1,304,849      0    0
Rigel Pharmaceuticals Inc.          COM            766559603    7,002    869,847                                 869,847      0    0
STAAR Surgical Company              COM            852312305   37,036  3,419,715                               3,419,715      0    0
Savient Pharmaceuticals, Inc.       COM            80517Q100   26,547 12,177,351                              12,177,351      0    0
Sequenom Inc.                       COM            817337405   23,282  5,720,410                               5,720,410      0    0
Sonde Resources Corp.               COM            835426107    4,556  1,864,920                               1,864,920      0    0
Theratechnologies Inc.              COM            88338H100    1,231    605,701                                 605,701      0    0
United Therapeutics Corp            COM            91307C102   48,361  1,026,111                               1,026,111      0    0
Vanda Pharmaceutical Inc.           COM            921659108    6,102  1,273,878                               1,273,878      0    0
Vertex Pharmaceuticals Inc.         COM            92532F100      139      3,400                                   3,400      0    0
ViroPharma Incorporated             COM            928241108  116,875  3,886,776                               3,886,776      0    0
pSivida Corporation                 COM            74440J101    1,536    825,555                                 825,555      0    0
Savient Pharmaceuticals, Inc.       NOTE           80517QAA8    2,490  6,000,000                               6,000,000      0    0
4.75% Due 2/1/2018
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